Form N-1A Supplement	Sep. 11, 2025
YieldMaxTM Ultra Short Option Income Strategy ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Prospectus and

Statement of Additional Information (“SAI”),

each dated February 13, 2025,

and the Summary Prospectus dated August 18, 2025

Effective immediately, all references in the Fund’s summary prospectus, prospectus and SAI to the frequency of the Fund’s payment of income distributions are hereby changed to reflect that the Fund will seek to make such distributions on a weekly basis.

Please retain this Supplement for future reference.